Date: 11/11/2025 04:41 AM	Project: Form Type:
Client: __	File: tm2530745d2_nport.htm Type: Pg: 1 of 3

Calamos Antetokounmpo Sustainable Equities Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.1%)
	Communication Services (8.7%)
1,579	Alphabet, Inc. - Class A	$383,855
1,092	Verizon Communications, Inc.	47,993
		431,848
	Consumer Discretionary (9.0%)
1,166	Chipotle Mexican Grill, Inc.#	45,696
206	Home Depot, Inc.	83,469
3,742	Sony Group Corp. ADR	107,732
1,075	TJX Cos., Inc.	155,380
932	Tractor Supply Co.	53,003
		445,280
	Consumer Staples (4.2%)
707	Colgate-Palmolive Co.	56,518
65	Costco Wholesale Corp.	60,166
1,082	Darling Ingredients, Inc.#	33,401
542	Walmart, Inc.	55,858
		205,943
	Financials (11.5%)
714	Fiserv, Inc.#	92,056
1,780	HDFC Bank Ltd. ADR	60,805
532	Intercontinental Exchange, Inc.	89,631
346	Jack Henry & Associates, Inc.	51,530
147	S&P Global, Inc.	71,546
748	Sony Financial Group, Inc.#	4,148
357	Travelers Cos., Inc.	99,682
295	Visa, Inc. - Class A	100,707
		570,105
	Health Care (9.2%)
711	Edwards Lifesciences Corp.#	55,294
1,077	GE HealthCare Technologies, Inc.	80,883
726	Gilead Sciences, Inc.	80,586
649	Merck & Co., Inc.	54,471
1,163	Novo Nordisk AS ADR	64,535
151	Thermo Fisher Scientific, Inc.	73,238
309	Zoetis, Inc.	45,213
		454,220
	Industrials (13.0%)
474	Canadian Pacific Kansas City Ltd.	35,308
111	Deere & Co.	50,756
132	Eaton Corp. PLC	49,401
204	Ferguson Enterprises, Inc.	45,814
99	GE Vernova, Inc.	60,875
500	nVent Electric PLC	49,320
247	Old Dominion Freight Line, Inc.	34,773
475	Otis Worldwide Corp.	43,429
160	Quanta Services, Inc.	66,307
143	Rockwell Automation, Inc.	49,983
122	Trane Technologies PLC	51,479
186	Verisk Analytics, Inc.	46,781
272	Waste Management, Inc.	60,066
		644,292
	Information Technology (35.6%)
191	Accenture PLC - Class A	47,101
1,112	Apple, Inc.	283,148
301	Applied Materials, Inc.	61,627
1,189	Bentley Systems, Inc. - Class B	61,210
500	Broadcom, Inc.	164,955
760	Microsoft Corp.	393,642
102	Motorola Solutions, Inc.	46,644
1,631	NVIDIA Corp.	304,312
208	Oracle Corp.	58,498
214	Palo Alto Networks, Inc.#	43,575
178	SAP SE ADR	47,563
418	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	116,743
453	TE Connectivity PLC	99,447
192	Texas Instruments, Inc.	35,276
		1,763,741
	Materials (3.9%)
958	Ball Corp.	48,303
262	Ecolab, Inc.	71,751
152	Linde PLC	72,200
		192,254
	Real Estate (1.8%)
241	American Tower Corp.	46,349
368	Prologis, Inc.	42,144
		88,493
	Utilities (2.2%)
731	National Grid PLC ADR	53,122
631	Sempra	56,777
		109,899
	Total Common Stocks (Cost $3,802,092)	4,906,075
TOTAL INVESTMENTS (99.1%) (Cost $3,802,092)		4,906,075
OTHER ASSETS, LESS LIABILITIES (0.9%)		43,462
NET ASSETS (100.0%)		$4,949,537

NOTES TO SCHEDULE OF INVESTMENTS
# Non-income producing security.

ABBREVIATION
ADR American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of September 30, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Common Stocks	$4,906,075	$—	$—	$4,906,075
Total	$4,906,075	$—	$—	$4,906,075

Date: 11/11/2025 04:41 AM	Project: Form Type:
Client: __	File: tm2530745d2_nport.htm Type: Pg: 2 of 3

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. Prior to commencement of operations, the Fund had issued 10,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund's investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund's subadviser ("Subadviser").

Mr. Antetokounmpo serves on the Adviser’s Board of Directors and has indirect control of half of the Adviser’s Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund’s investments, and neither Original C nor Mr. Antetokounmpo shall provide any “investment advice” to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then “Antetokounmpo” will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the Subadviser, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every ("NYSE") business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Date: 11/11/2025 04:41 AM	Project: Form Type:
Client: __	File: tm2530745d2_nport.htm Type: Pg: 3 of 3

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.